Inventories	12 Months Ended
Dec. 31, 2022
Inventories
Inventories

7. Inventories

Inventories consist of the following:

	As of December 31,
	2021	2022
Finished products	149,089	3,477,457
Raw materials, work in process and supplies	1,468,801	3,327,236
Total	1,617,890	6,804,693

Raw materials, work in process and supplies as of December 31, 2021 and 2022 primarily consist of materials for volume production which will be transferred into production cost when incurred as well as spare parts used for after sales services.

Finished products include vehicles ready for transit at production plants, vehicles in transit to fulfil customers’ orders, new vehicles available for immediate sales at the Group’s sales and servicing center locations.

The Company recognized inventory write-downs and losses on inventory purchase commitments which were recorded in cost of sales of nil and RMB51,256 for the years ended December 31, 2021, and RMB592,545 and RMB 519,470 for the years ended December 31, 2022, respectively. The amount recognized for the year ended December 31, 2022 was related primarily to the Company’s phase out plan of the Li ONE vehicle which considers a related forecasted decline in future sales and resulting excess inventory levels.